Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2021
Financial instruments and financial risk management
Schedule of assets at fair value

	At June 30, 2021
(in thousands of $)	Level 1		Level 2		Level 3
Non-current financial assets	$		$		$17,458
Non-current financial assets		100,563
Current financial assets		1,149,104
Cash equivalents		1,370,363
Assets carried at fair value		$2,620,030		$—	$17,458

	At December 31, 2020
(in thousands of $)	Level 1		Level 2		Level 3
Non-current financial assets	$		$		$6,307
Current financial assets		779,649
Cash equivalents		858,291
Assets carried at fair value		$1,637,940		$—	$6,307

Non-current financial assets – Level 3